CONSOLIDATED STATEMENT OF EQUITY (Parentheticals)	12 Months Ended
	Dec. 31, 2016 € / shares shares	Dec. 31, 2015 € / shares shares	Dec. 31, 2014 € / shares shares	Dec. 31, 2015 € / shares
Common stock - Number of shares	9,147,151,527
Common stock - Par value per share | € / shares	€ 0.3
Treasury stock - Number of shares	2,001,463
Par value of ordinary shares distributed | € / shares	€ 0.3	€ 0.3		€ 0.3
Share options exercised - Par value per share option exercised | € / shares	€ 0.3	€ 0.3		0.3
Common stock - Number of shares	9,147,151,527	9,147,151,527
Common stock - Par value per share | € / shares	€ 0.3	€ 0.3
Treasury stock - Number of shares	2,410,995	2,001,463
Common Stock
Common stock - Number of shares	9,147,151,527	3,533,149,631	2,396,785,994
Common stock - Par value per share | € / shares	€ 0.3	€ 0.3	€ 0.3
Issuance of common stock - Number of shares		7,307,907,231	1,136,363,637
Par value of ordinary shares distributed | € / shares	0.3	€ 0.3	€ 0.3	0.3
Stock split convertion rate		0.07
Reduction of par value per share after reverse split new price | € / shares				0.3
Share options exercised - Par value per share option exercised | € / shares	€ 0.3	€ 0.3	€ 0.3	0.3
Issuance through convertion of preference shares		1,603,700,987
Issuance through convertion of preference shares - Par value | € / shares				0.3
Common stock - Number of shares	9,147,151,527	9,147,151,527	3,533,149,631
Common stock - Par value per share | € / shares	€ 0.3	€ 0.3	€ 0.3
Preferred Stock | Preferred Stock [Member]
Preferred stock - Number of shares		12,639,831	12,639,831
Preferred stock - Par value per share | € / shares		€ 0.3	€ 0.3
Convertion to common stock		12,639,831
Convertion to common stock - Par value | € / shares				0.3
Issuance of preferred stock - Par value per share | € / shares		€ 0.3	€ 0.3
Preferred stock - Number of shares			12,639,831
Preferred stock - Par value per share | € / shares			€ 0.3
Preferred Stock | Greek State Preferred Stock [Member]
Preferred stock - Number of shares		270,000,000	270,000,000
Preferred stock - Par value per share | € / shares		€ 5.0	€ 5.0
Convertion to common stock		270,000,000
Convertion to common stock - Par value | € / shares				€ 5.0
Issuance of preferred stock - Par value per share | € / shares		€ 5.0	€ 5.0
Preferred stock - Number of shares			270,000,000
Preferred stock - Par value per share | € / shares			€ 5.0
Additional Paid In Capital
Issuance of common stock - Number of shares		8,911,608,218	1,136,363,637
Treasury Stock
Treasury stock - Number of shares	2,001,463	1,076	397,655
Treasury stock - Sales	(149,689,971)	(65,824,717)	(33,095,326)
Treasury stock - Purchases	150,099,503	67,825,104	32,698,747
Treasury stock - Number of shares	2,410,995	2,001,463	1,076